Loss per share - Summary of outstanding shares of potentially dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Outstanding shares of potentially dilutive securities	40,631	97,385	97,385
Warrants
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	31,980	31,980
Treasury shares
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	8,651	65,405	65,405